Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Aug. 23, 2021
Common stock, shares authorized	450,000,000	450,000,000
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common stock shares outstanding	10,613,424	10,613,424
Preferred stock par value	$ 0.001	$ 0.001
Warrant outstanding	1,590,540
Warrants issued to purchase of securities	16,000
Warrant exercise price per shares			$ 2.1875
Warrant exercise price increase	$ 5.60
Number of non-tradable warrant to purchase shares of common stock			428,571
Mr Valentis [Member]
Non controling ownership percentage	54.00%		125.00%
Over-Allotment Option [Member]
Warrant outstanding	4,683
Warrants issued to purchase of securities	16,000
Series A Convertible Preferred Shares [Member]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred stock shares outstanding	449,673	449,673
Preferred stock par value		$ 0.001
Preferred stock, shares issued	449,673	449,673
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Warrants issued to purchase of securities	4,683
Warrant exercise price per shares	$ 24.97
Warrant exercise price increase	1.40
Cash dividend per share	$ 0.1615
Dividend payable	$ 654
Preferred stock, shares issued	5,731,942
Common Stock [Member]
Common stock shares outstanding	10,613,424	42,455,857